T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ARGENTINA 0.2%			Restaurant Brands International
			(USD)	3,053	187
Common Stocks 0.2%			Seven Generations Energy,
			Class A (1)	78,722	395
Globant (USD) (1)	1,175	144
			Total Canada
Total Argentina			(Cost $1,702)		1,514
(Cost $63)		144

AUSTRALIA 0.5%			CAYMAN ISLANDS 0.2%
			Convertible Preferred Stocks 0.2%
Common Stocks 0.5%
			ByteDance, Series E, Acquisition
South32	175,277	301	Date: 7/8/19, Cost: $59 (USD)
Total Australia			(1)(3)(4)	1,207	94
(Cost $233)		301	Total Cayman Islands
			(Cost $59)		94
AUSTRIA 1.3%
			CHINA 6.4%
Common Stocks 1.3%
Erste Group Bank (2)	21,794	800	Common Stocks 4.4%
Total Austria			58. com, ADR (USD)(1)	5,792	322
(Cost $700)		800	Alibaba Group Holding, ADR
			(USD)(1)	6,506	1,344
BELGIUM 0.5%			China Mengniu Dairy (HKD)	77,000	283
			Tencent Holdings (HKD)	15,600	744

Common Stocks 0.5%					2,693
Galapagos (1)	1,311	293	Common Stocks - China A Shares 1.8%
Total Belgium			BTG Hotels Group, A Shares
(Cost $142)		293	(CNH)	61,400	148
			Gree Electric Appliances of
BRAZIL 1.2%			Zhuhai, A Shares (CNH)	56,000	500
			Kweichow Moutai, A Shares
Common Stocks 1.2%			(CNH)	3,187	469
Banco Bradesco, ADR (USD)	49,684	379			1,117
StoneCo, Class A (USD) (1)	5,838	254	Convertible Preferred Stocks 0.2%
XP, Class A (USD) (1)	1,728	69
			Xiaoju Kuaizhi, Series A-17,
Total Brazil			Acquisition Date: 10/19/15,
(Cost $496)		702	Cost: $72 (USD) (1)(3)(4)	2,643	135

CANADA 2.5%					135
			Total China
Common Stocks 2.5%			(Cost $1,974)		3,945
Canadian Pacific Railway	569	151
Magna International (USD)	15,412	781

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FRANCE 8.2%			Housing Development Finance	35,944	1,216
			Maruti Suzuki India	3,775	365
Common Stocks 8.2%			NTPC	446,711	707
Air Liquide	3,697	535	Total India
Airbus	3,683	541	(Cost $1,889)		2,990
Dassault Aviation	550	669
EssilorLuxottica	5,511	816	INDONESIA 1.9%
LVMH Moet Hennessy Louis
Vuitton	398	173	Common Stocks 1.9%
Thales (2)	15,501	1,701
TOTAL	4,714	229	Bank Central Asia	334,800	791
Ubisoft Entertainment (1)(2)	4,242	322	Sarana Menara Nusantara	6,100,100	377
			Total Indonesia
Total France			(Cost $484)		1,168
(Cost $4,266)		4,986

GERMANY 4.5%			ITALY 0.6%

Common Stocks 4.4%			Common Stocks 0.6%
Bayer	9,867	792	Banca Mediolanum	38,211	345
Evotec (1)(5)	7,695	206	Total Italy
Knorr-Bremse	2,800	306	(Cost $265)		345
SAP	4,652	606
Siemens	1,949	240	JAPAN 14.6%
TeamViewer (1)	10,227	364
Zalando (1)	3,239	155	Common Stocks 14.6%

		2,669	Chugai Pharmaceutical	3,300	338
			Daiichi Sankyo	3,400	230
Preferred Stocks 0.1%			Disco	1,200	276
Sartorius (6)	354	82	en-japan	4,800	191
			Fujitsu General	22,300	499
		82	Hoshizaki	2,300	212
Total Germany			Kansai Paint	8,000	192
(Cost $2,443)		2,751	Kusuri no Aoki Holdings	200	12
			Mitsubishi Electric	28,000	388
HONG KONG 2.2%			Murata Manufacturing	11,300	640
			Nippon Telegraph & Telephone	39,900	1,017
Common Stocks 2.2%			Otsuka Holdings	5,500	244
AIA Group	101,200	1,003	Outsourcing	23,000	208
CK Hutchison Holdings	38,724	342	Pan Pacific International
			Holdings	14,200	229
Total Hong Kong			Persol Holdings	20,600	368
(Cost $717)		1,345
			Sega Sammy Holdings	1,900	26
			Seven & i Holdings	22,100	847
INDIA 4.9%			Stanley Electric	13,200	340
			Suzuki Motor	4,900	224
Common Stocks 4.9%			Takeda Pharmaceutical	33,341	1,280
Axis Bank	68,632	702	Terumo	9,700	349

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Trend Micro (1)	3,400	178	Jeronimo Martins	42,768	736
Z Holdings	149,000	592	Total Portugal
Total Japan			(Cost $1,558)		1,602
(Cost $7,355)		8,880
			SAUDI ARABIA 0.4%
NETHERLANDS 7.9%
			Common Stocks 0.4%
Common Stocks 7.9%			Al Rajhi Bank	14,079	248
Adyen (1)	125	115	Total Saudi Arabia
ASML Holding (2)	3,094	868	(Cost $212)		248
Koninklijke Philips	22,992	1,053
NXP Semiconductors (USD) (2)	9,891	1,255	SOUTH AFRICA 2.6%
Prosus (1)	11,864	856
Unilever	11,849	691	Common Stocks 2.6%
Total Netherlands			FirstRand	96,869	371
(Cost $3,687)		4,838	Naspers, N Shares	7,610	1,235
			Total South Africa
PERU 0.6%			(Cost $1,934)		1,606

Common Stocks 0.6%			SOUTH KOREA 4.3%
Credicorp (USD)	1,858	384
Total Peru			Common Stocks 4.3%
(Cost $354)		384	LG Household & Health Care	338	353
			NAVER	7,498	1,118
PHILIPPINES 0.4%			Samsung Electronics	24,770	1,148
			Total South Korea
Common Stocks 0.4%			(Cost $1,692)		2,619
SM Investments	11,250	214
Total Philippines			SPAIN 1.2%
(Cost $184)		214
			Common Stocks 1.2%
POLAND 0.5%			Amadeus IT Group, A Shares	9,588	752
			Total Spain
Common Stocks 0.5%			(Cost $420)		752
Powszechny Zaklad
Ubezpieczen	31,509	326	SWEDEN 3.0%
Total Poland
(Cost $323)		326	Common Stocks 3.0%
			Essity, B Shares (2)	35,533	1,128
PORTUGAL 2.6%			Hexagon, B Shares	6,912	376
			Swedbank, A Shares	22,423	344
Common Stocks 2.6%
			Total Sweden
Galp Energia	57,300	866	(Cost $1,332)		1,848

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SWITZERLAND 7.5%			Hiscox	18,075	313
			HomeServe	22,347	378
Common Stocks 7.5%			Johnson Matthey	4,852	166
Alcon (1)	6,430	380	LivaNova (USD) (1)	4,229	287
dormakaba Holding	425	267	London Stock Exchange Group	7,592	784
Julius Baer Group	12,588	629	Smith & Nephew	18,166	437
Lonza Group	2,435	1,000			4,236
Nestle	10,772	1,188
Roche Holding	1,880	631	Convertible Preferred Stocks 0.2%
Temenos	386	62	Roofoods, Series G, Acquisition
UBS Group	31,912	396	Date: 5/16/19, Cost: $114
			(USD)(1)(3)(4)	272	114
Total Switzerland
(Cost $3,472)		4,553			114
			Total United Kingdom
TAIWAN 2.1%			(Cost $3,768)		4,350

Common Stocks 2.1%			UNITED STATES 5.6%
Taiwan Semiconductor
Manufacturing	124,000	1,279	Common Stocks 5.6%
Total Taiwan			Booking Holdings (1)	334	611
(Cost $361)		1,279	Liberty Latin America, Class C
			(1)	17,823	300
THAILAND 0.7%			Linde (EUR)	3,367	686
			Philip Morris International	10,138	838
Common Stocks 0.7%			Visa, Class A	1,500	299
			Waste Connections	6,914	666
CP ALL	190,900	434
			Total United States
Total Thailand			(Cost $2,719)		3,400
(Cost $272)		434

UNITED ARAB EMIRATES 1.4%

Common Stocks 1.4%
First Abu Dhabi Bank	88,919	373
Network International Holdings
(GBP) (1)	58,489	468
Total United Arab Emirates
(Cost $657)		841

UNITED KINGDOM 7.2%

Common Stocks 7.0%
Amcor, CDI (AUD)	81,769	859
British American Tobacco	14,807	653
Burberry Group	7,672	197
Farfetch, Class A (USD) (1)(5)	13,255	162

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

				Shares	$ Value
	Shares	$ Value	(Cost and value in $000s)
(Cost and value in $000s)			SECURITIES LENDING COLLATERAL 0.5%
SHORT-TERM INVESTMENTS 2.3%
			Investments in a Pooled Account through Securities Lending
Money Market Funds 2.3%			Program with JPMorgan Chase Bank 0.5%
T. Rowe Price Government Reserve			Short-Term Funds 0.5%
Fund,			T. Rowe Price Short-Term Fund,
1.57% (7)(8)	1,421,970	1,422	1.75% (7)(8)	29,720	297
Total Short-Term Investments
(Cost $1,422)		1,422	Total Investments in a Pooled Account through
			Securities Lending Program with JPMorgan
			Chase Bank		297
			Total Securities Lending Collateral
			(Cost $297)		297

			Total Investments in Securities 100.5%
			(Cost $47,452)		$61,271
			Other Assets Less Liabilities (0.5)%		(315)
			Net Assets 100%		$60,956

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $343 and represents 0.6% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is on loan at January 31, 2020.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Affiliated Companies
(8)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
OTC	Over-the-counter
SEK	Swedish Krona
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%

			Notional
Counterparty	Description	Contracts	Amount	Value
Goldman Sachs	ASML Holding, Call, 2/21/20 @ 280.00 (EUR)	3	76	$ —
Goldman Sachs	ASML Holding, Call, 2/21/20 @ 285.00 (EUR)	1	25	—
Goldman Sachs	ASML Holding, Call, 3/20/20 @ 285.00 (EUR)	1	25	—
JPMorgan Chase	Erste Group Bank, Call, 2/21/20 @ 36.00 (EUR)	9	30	—
JPMorgan Chase	Erste Group Bank, Call, 3/20/20 @ 36.00 (EUR)	9	30	—
Goldman Sachs	Essity, Call, 2/21/20 @ 320.00 (SEK)	60	1,834	(1)
Goldman Sachs	Essity, Call, 2/21/20 @ 330.00 (SEK)	19	581	—
JPMorgan Chase	NXP Semiconductors, Call, 7/17/20 @ $145.00	3	38	(1)
JPMorgan Chase	NXP Semiconductors, Call, 1/15/21 @ $150.00	6	76	(4)
JPMorgan Chase	Thales, Call, 2/21/20 @ 98.00 (EUR)	6	59	(1)
JPMorgan Chase	Ubisoft Entertainment, Call, 2/21/20 @ 70.00 (EUR)	9	62	(3)
Total Options Written (Premiums $(16))				$ (10)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Forward Currency Exchange Contracts
(Amounts in 000s)
						Unrealized
Counterparty	Settlement		Receive		Deliver	Gain (Loss)
UBS Investment Bank	2/14/20	USD	309	JPY	33,806	$ (3)
Net unrealized gain (loss) on open forward
currency exchange contracts						$ (3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$6
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$6+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government Reserve Fund	$746		¤	¤	$1,422
T. Rowe Price Short-Term Fund	393		¤	¤	297
					$1,719^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $6 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,719.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Growth Equity Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying
Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of
America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,282	$ 50,845	$ —	$ 59,127
Convertible Preferred Stocks	—	—	343	343
Preferred Stocks	—	82	—	82
Short-Term Investments	1,422	—	—	1,422
Securities Lending Collateral	297	—	—	297
Total	$10,001	$ 50,927	$ 343	$ 61,271
Liabilities
Options Written	$—	$ 10	$ —	$ 10
Forward Currency Exchange Contracts	—	3	—	3
Total	$—	$ 13	$ —	$ 13

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled $35,000 for the period ended January 31, 2020.

($000s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	11/1/19	Period	1/31/20
Investment in Securities
Convertible Preferred Stocks	$308	$35	$343